Stock-Based Compensation (Details)	1 Months Ended
Sep. 30, 2011 shares
Stock-Based Compensation
Number of shares of common stock reserved for issuance	6,277,777
Additional shares of common stock reserved for issuance	265,597
Increase in shares reserved for issuance as percentage of total number of shares of common stock outstanding	5.00%
Maximum annual increase	2,500,000